Allstate Life Insurance Company of New York
                  Allstate Life of New York Separate Account A

                       Supplement, dated January 20, 2003
                                     to the
                      Prospectus dated May 1, 2002 for the
                   Putnam Allstate Advisor Variable Annuities
                   (Advisor, Advisor Plus, Advisor Preferred)


This supplement amends the May 1, 2002 prospectus for The Putnam Allstate Advisor variable annuity contracts ("Contracts"), offered by Allstate Life Insurance Company of New York. Please keep this supplement for future reference together with your prospectus.


Appendix D, page D-1: Replace Appendix D with the following:

APPENDIX D
WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFIT*
-------------------------------------------------------------------

Issue Date: January 1, 2002

Initial Purchase Payment: $50,000 (For Putnam Allstate Advisor Plus Contracts, a $2,000 Credit Enhancement would apply)



                                                                       Death Benefit Amount
                                                         --------------------------------------------------
                                                                               Purchase Payment Value
                                                                        -----------------------------------
                                                          Contract
                 Type         Beginning                    Value          Advisor                  Maximum
                  of           Contract    Transaction     After           and                   Anniversary
 Date         Occurrence         Value       Amount      Occurrence     Preferred      Plus         Value
--------------------------------------------------------------------------------------------------------------
1/1/03   Contract Anniversary   $55,000       --         $55,000        $50,000      $52,000      $55,000
--------------------------------------------------------------------------------------------------------------
7/1/03    Partial Withdrawal    $60,000      $15,000     $45,000        $37,500      $39,000      $41,250
--------------------------------------------------------------------------------------------------------------

The following shows how we compute the adjusted death benefits in the example above. Please note that the Purchase Payment Value and the Maximum Anniversary Value are reduced for partial withdrawals by the same proportion as the withdrawal reduced the Contract Value.

                                                                    Advisor
                                                                     and
                                                                   Preferred     Plus
----------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
----------------------------------------------------------------------------------------
Partial Withdrawal Amount                               (a)        $15,000     $15,000
----------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal  (b)        $60,000     $60,000
----------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to
Partial Withdrawal                                      (c)        $50,000     $52,000
----------------------------------------------------------------------------------------
Withdrawal Adjustment                              [(a)/(b)]*(c)   $12,500     $13,000
----------------------------------------------------------------------------------------

Adjusted Death Benefit                                             $37,500     $39,000
----------------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
----------------------------------------------------------------------------------------
Partial Withdrawal Amount                               (a)        $15,000     $15,000
----------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal  (b)        $60,000     $60,000
----------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to
 Partial Withdrawal                                     (c)        $55,000     $55,000
----------------------------------------------------------------------------------------
Withdrawal Adjustment                              [(a)/(b)]*(c)   $13,750     $13,750
----------------------------------------------------------------------------------------
Adjusted Death Benefit                                             $41,250     $41,250
----------------------------------------------------------------------------------------


*For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical contract values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.